Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill.
Goodwill

9.    Goodwill

RMB
Balance as of January 1, 2019, December 31, 2019 and January 1, 2020	—
Additions	31,188
Balance as of December 31, 2020	31,188

In October 2020, the Group acquired a 51% equity interest in Yuancui with total consideration of RMB30,000 . The excess of total consideration over net assets and identifiable intangible assets acquired were recorded as goodwill which amounted to RMB31,188 at the acquisition date (see note 21). The Group estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm.

As of December 31, 2020, the management performed a qualitative analysis by taking into consideration the macroeconomics, overall financial performance, industry and market conditions. Based on the assessment, the Group determined that it was not necessary to perform a quantitative goodwill impairment test and concluded that no impairment indicators on its goodwill were noted as of December 31,2020.